                                                                [LOGO]
                                                                THE HARTFORD

May 1, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re: Union Security Life Insurance Company of New York
    Separate Account A ("Registrant")
    Opportunity Variable Annuity
    File No. 033-71688

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

  1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

  2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 7, 2006.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-6320.

Very truly yours,

/s/ John F. Kennedy

John F. Kennedy
Assistant Counsel